Other non-current liabilities (Detail) - Miscellaneous non-current liabilities [member] - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Miscellaneous non-current liabilities [line items]
Provisions	€ 318	€ 122	€ 82
Other	80	574	786
Total	€ 398	€ 696	€ 868